AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 103.7%
Long-Term Municipal Bonds – 103.4%
Alabama – 1.5%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$18,565	$21,411,386
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	22,695	25,192,131

		46,603,517

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015A 6.625%, 09/01/2035	7,095	8,242,758

Arizona – 1.8%
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	11,197	11,672,747
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	7,830	7,712,393
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2050(a)	1,000	931,780
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,982,522
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona) Series 2014 5.00%, 07/01/2044	10,690	11,336,318
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 07/01/2038(a)	2,000	2,294,020
Series 2018A 6.00%, 07/01/2052(a)	5,170	5,818,266
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2047	1,375	1,506,560
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 05/01/2025	1,555	1,643,775
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	5,000	6,828,550

	Principal Amount (000)	U.S. $ Value

Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012A 6.25%, 12/01/2042-12/01/2046	$3,000	$3,042,885
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	1,225	1,259,937

		57,029,753

California – 7.3%
Abag Finance Authority for Nonprofit Corps. (Covia Communities) Series 2011 6.125%, 07/01/2041	2,400	2,445,744
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2035	5,000	5,813,750
California County Tobacco Securitization Agency Series 2020B Zero Coupon, 06/01/2055	22,000	3,930,740
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2019V 5.00%, 05/01/2049	10,000	16,239,400
California Housing Finance Series 20192 4.00%, 03/20/2033	5,529	6,099,861
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 04/01/2035	2,000	2,082,040
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 01/01/2032(a)	1,000	981,610
6.875%, 01/01/2042(a)	3,500	3,402,385
Series 2014 5.00%, 01/01/2035	1,050	905,594
5.25%, 01/01/2045	2,025	1,658,070
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) 5.00%, 12/31/2047	3,000	3,428,520
Series 2018A 5.00%, 12/31/2043	2,000	2,295,140
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 08/01/2047	1,675	1,703,241
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014A 7.00%, 06/01/2034	3,800	4,132,196
7.25%, 06/01/2043	6,565	7,135,892

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 06/01/2043	$3,120	$3,249,199
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032(b) (c) (d)	3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	8,595	8,926,681
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	515	498,293
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 06/01/2052(a)	2,045	2,105,532
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016A 5.00%, 07/01/2046-07/01/2051(a)	5,250	5,798,240
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,228,993
California School Finance Authority (Kipp SoCal Public Schools) Series 2014A 5.125%, 07/01/2044	2,850	3,126,450
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 08/01/2034(a)	1,000	1,087,480
6.75%, 08/01/2044(a)	6,180	6,758,324
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011A 7.25%, 08/01/2041	2,000	2,081,900
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	3,470	3,605,712
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2048(a)	6,080	6,608,960
Series 2016A 5.00%, 12/01/2041-12/01/2046(a)	10,185	11,070,766
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/2041	3,890	4,149,191

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Rocklin Academy (The)) Series 2011A 8.25%, 06/01/2041	$3,940	$4,093,502
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The)) Series 2012A 5.625%, 10/01/2032	1,000	1,044,500
6.00%, 10/01/2047	1,000	1,045,000
City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/2041	4,500	4,736,385
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	56,635	58,213,984
Hastings Campus Housing Finance Authority (University of California Hastings College of the Law) Series 2020A 5.00%, 07/01/2061(e)	11,275	11,390,907
San Diego Unified School District/CA Series 2010C Zero Coupon, 07/01/2046	10,950	5,567,527
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 01/15/2044	5,600	6,195,112
Series 2014B 5.25%, 01/15/2044	4,000	4,424,320
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036	3,600	3,601,512
Tobacco Securitization Authority of Southern California Zero Coupon, 06/01/2054	6,520	1,111,008
5.00%, 06/01/2039	680	866,578

		224,916,139

Colorado – 1.3%
Broadway Station Metropolitan District No. 3 5.00%, 12/01/2039-12/01/2049	2,500	2,532,745
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,730	5,894,508
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/2043	1,250	1,289,563
Clear Creek Station Metropolitan District No. 2 Series 2017A 5.00%, 12/01/2047	1,000	1,016,220
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	948,963
5.125%, 11/01/2049	765	817,563

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2038	$735	$827,257
5.00%, 08/01/2039-08/01/2044(f)	9,595	11,568,387
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.125%, 12/01/2045(a)	1,750	1,746,447
6.25%, 12/01/2050(a)	1,000	1,002,530
Copper Ridge Metropolitan District 5.00%, 12/01/2039	1,405	1,330,085
Copperleaf Metropolitan District No. 2 Series 2015 5.75%, 12/01/2045	1,000	1,027,860
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,000	1,018,230
STC Metropolitan District No. 2 Series 2019A 5.00%, 12/01/2038	1,060	1,083,808
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2) Series 2015A 5.75%, 12/01/2045	1,610	1,663,001
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2047	2,000	2,021,940
Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/2039	2,545	2,553,602
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	230	246,112
5.00%, 12/01/2027-12/01/2050(e)	670	837,475

		39,426,296

Connecticut – 0.9%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 4.00%, 07/01/2036-07/01/2038	2,350	2,705,163
Connecticut State Health & Educational Facilities Authority (McLean Affiliates Obligated Group) Series 2020B 2.75%, 01/01/2026(a)	650	652,997
State of Connecticut Series 2013E 5.00%, 08/15/2031(f)	7,850	8,722,135
State of Connecticut Special Tax Revenue 4.00%, 05/01/2036(f)	3,500	4,100,565
Series 2017 S-3 4.00%, 05/01/2039(f)	9,015	10,450,819

		26,631,679

	Principal Amount (000)	U.S. $ Value

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 09/01/2042	$575	$594,970

District of Columbia – 0.6%
District of Columbia (American Society of Hematology, Inc. (The)) Series 2009 5.00%, 07/01/2036	3,000	3,229,620
District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 06/01/2042	2,660	2,774,007
Series 2016A 5.00%, 06/01/2041-06/01/2046	3,705	4,076,991
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042-07/01/2048	6,800	7,783,542

		17,864,160

Florida – 6.1%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/2042-10/01/2046	4,065	4,458,201
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	4,000	4,476,600
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,090	2,160,349
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	1,469,726
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,447,185
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) 5.00%, 06/01/2045-06/01/2055(a) (e)	2,000	1,991,070
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) 5.00%, 11/01/2050(e)	12,190	14,859,244
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 09/01/2037-09/01/2042	1,500	1,562,025

	Principal Amount (000)	U.S. $ Value

City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015A 5.00%, 12/01/2044	$6,830	$7,555,688
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2039-09/01/2053	4,250	1,639,213
County of Broward FL Airport System Revenue 5.00%, 10/01/2030-10/01/2039(f)	9,680	11,985,529
Series 2019A 5.00%, 10/01/2031(f)	1,500	1,900,005
5.00%, 10/01/2036	3,000	3,710,910
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2035-10/01/2039	1,595	914,370
County of Palm Beach FL (Provident Group-PBAU Properties LLC) 5.00%, 04/01/2039-04/01/2051(a)	2,470	2,387,725
Florida Atlantic University Finance Corp. Series 2019A 5.00%, 07/01/2031-07/01/2036(f)	11,700	14,268,516
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) 5.00%, 03/01/2044-03/01/2049	4,170	4,459,805
Greater Orlando Aviation Authority 5.00%, 10/01/2034(f)	3,000	3,742,920
Series 2019A 5.00%, 10/01/2032(f)	10,000	12,605,200
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/2025(a)	6,710	6,713,825
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/2029	4,365	4,637,376
Series 2014 5.00%, 11/15/2039-11/15/2044	14,850	16,242,966
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	25,135	28,655,841
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017A 5.00%, 01/01/2047-01/01/2052	6,950	7,329,098
Tampa Florida Hospitals 4.00%, 07/01/2045(f)	15,415	17,309,349
Town of Davie FL (Nova Southeastern University, Inc.) Series 2013A 6.00%, 04/01/2042	9,050	10,347,227

		188,829,963

	Principal Amount (000)	U.S. $ Value

Georgia – 0.7%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2047	$2,650	$3,032,236
Municipal Electric Authority of Georgia 5.00%, 01/01/2038-01/01/2059	9,945	11,977,193
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044	5,000	5,440,200

		20,449,629

Guam – 0.2%
Guam Department of Education (Guam Department of Education COP) Series 2010A 6.875%, 12/01/2040	910	917,753
Guam Government Waterworks Authority Series 2020A 5.00%, 01/01/2050	2,790	3,388,009
Territory of Guam 5.00%, 11/15/2031	1,020	1,071,857

		5,377,619

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 02/01/2036	4,000	4,062,760

Illinois – 13.3%
Chicago Board of Education Series 2011A 5.25%, 12/01/2041	5,000	5,081,950
Series 2015C 5.25%, 12/01/2035-12/01/2039	15,500	16,633,155
Series 2016A 7.00%, 12/01/2044	3,095	3,698,927
Series 2017A 7.00%, 12/01/2046(a)	4,975	6,247,505
Series 2017B 6.75%, 12/01/2030(a)	11,365	14,285,009
7.00%, 12/01/2042(a)	2,400	3,031,320
Series 2017C 5.00%, 12/01/2034	5,055	5,634,202
Series 2017G 5.00%, 12/01/2044	8,150	8,863,695
Series 2018A 5.00%, 12/01/2028-12/01/2033	11,150	12,769,378
Series 2018C 5.00%, 12/01/2026	4,900	5,606,629
Series 2019A 5.00%, 12/01/2029-12/01/2030	3,255	3,810,114
Series 2019B 5.00%, 12/01/2030-12/01/2033	1,775	2,054,202

	Principal Amount (000)	U.S. $ Value

Chicago O’Hare International Airport 5.00%, 01/01/2053(f)	$10,000	$11,694,200
Series 2017D 5.25%, 01/01/2036	5,000	5,962,950
Series 2018B 5.00%, 01/01/2053(f)	10,000	11,916,000
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.75%, 01/01/2043	2,055	2,174,396
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020A 4.00%, 12/01/2050-12/01/2055(e)	14,760	16,177,406
City of Chicago IL Series 2012A 5.00%, 01/01/2034	695	713,779
Series 2014A 5.00%, 01/01/2023-01/01/2036	2,485	2,630,205
Series 20152 5.00%, 01/01/2025	400	441,984
Series 2015A 5.50%, 01/01/2033	1,000	1,095,930
Series 2016C 5.00%, 01/01/2038	590	635,991
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	7,950	5,476,039
Illinois Finance Authority 4.00%, 08/15/2036-08/15/2041(f)	16,250	19,022,755
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 02/15/2047-02/15/2050	2,790	2,649,799
Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035-09/01/2041	2,155	2,187,356
5.00%, 09/01/2036-09/01/2040	1,540	1,690,056
Illinois Finance Authority (Lake Forest College) Series 2012A 6.00%, 10/01/2048	1,300	1,345,786
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.33%, 05/15/2048	4,344	2,823,275
6.44%, 05/15/2055	8,560	5,563,675
Series 2016C 2.00%, 05/15/2055(c) (d)	2,277	22,770
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 05/15/2043	7,500	8,030,550
Series 2015 5.25%, 05/15/2050	2,300	2,348,760

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 08/01/2049	$1,075	$1,152,819
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2044	4,500	5,003,415
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	9,685	10,884,003
Series 2012 Zero Coupon, 12/15/2041-12/15/2051	49,175	16,635,985
Series 2012B 4.25%, 06/15/2042	1,000	1,012,280
Series 2017A 5.00%, 06/15/2057	12,475	13,682,954
Series 2017B Zero Coupon, 12/15/2054	8,000	1,779,040
State of Illinois 5.00%, 11/01/2032	4,755	5,231,689
Series 2014 5.00%, 05/01/2029-05/01/2036	30,065	31,934,544
Series 2016 5.00%, 02/01/2025-11/01/2035	43,000	48,074,160
Series 2017A 5.00%, 12/01/2034	6,800	7,537,392
Series 2017D 5.00%, 11/01/2024-11/01/2028	22,035	24,641,486
Series 2018A 5.00%, 10/01/2028-05/01/2030	10,520	12,058,856
Series 2018B 5.00%, 10/01/2024	5,000	5,501,300
Series 2019B 5.00%, 11/01/2030	5,065	5,862,586
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016A 4.50%, 03/01/2033	9,416	8,990,773
Series 2016B 7.00%, 03/01/2033	4,139	3,976,213
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025 2,276		2,320,837
5.00%, 03/01/2036	8,969	9,102,369
Series 2015B 6.00%, 03/01/2036	2,779	2,875,014

		410,577,463

Indiana – 2.1%
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,715	4,228,116
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 08/15/2045	2,010	2,013,919

	Principal Amount (000)	U.S. $ Value
Indiana Finance Authority (Marquette Manor) Series 2012 4.75%, 03/01/2032	$5,535	$5,632,637
Series 2015A 5.00%, 03/01/2039	2,675	2,804,309
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2044-07/01/2048	22,595	24,108,697
Indiana Finance Authority (Ohio Valley Electric Corp.) 3.00%, 11/01/2030	5,145	5,300,379
Series 2020 3.00%, 11/01/2030	1,230	1,267,146
Series 2020A 3.00%, 11/01/2030	2,690	2,771,238
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	15,145	14,235,846
Town of Chesterton IN (StoryPoint Obligated Group)
Series 2016 6.375%, 01/15/2051(a)	2,000	1,885,320

		64,247,607

Iowa – 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	6,060	6,360,940
Xenia Rural Water District Series 2016 5.00%, 12/01/2041	4,000	4,601,160

		10,962,100

Kansas – 0.5%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043	7,500	8,964,075
Overland Park Development Corp. (City of Overland Park KS) 5.00%, 03/01/2037-03/01/2049	6,560	6,718,915

		15,682,990

Kentucky – 1.6%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2038	745	785,960
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2046	1,430	1,643,256

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2044-08/01/2049(f)	$14,640	$17,599,751
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	7,769,892
5.50%, 11/15/2045	2,350	2,354,136
Series 2016A 5.00%, 05/15/2046-05/15/2051	8,000	7,239,125
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	4,045	4,473,972
5.25%, 06/01/2041	3,650	4,089,861
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,417,436
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020A 5.00%, 10/01/2038	370	458,556

		48,831,945

Louisiana – 0.9%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/2041(b)	5,775	5,879,354
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/2045	7,625	7,925,349
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,909,750
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047	25	31,237
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039(b) (d)	7,250	73
Series 2014A 8.375%, 07/01/2039(b) (d)	17,000	170
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2048	2,350	2,676,720

	Principal Amount (000)	U.S. $ Value
Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	$1,760	$2,089,437
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,709,204

		29,221,294

Maine – 1.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	7,270	8,057,123
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037-07/01/2045(f)	10,405	12,011,001
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 6.75%, 07/01/2036-07/01/2041	8,440	8,658,528
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2039(f)	8,100	8,985,006

		37,711,658

Maryland – 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014A 6.00%, 07/01/2034	1,500	1,567,515
6.125%, 07/01/2039	750	781,672
6.25%, 07/01/2044	2,000	2,085,300
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 09/01/2037-09/01/2045(a)	2,885	3,013,707
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040-07/01/2045	5,275	5,919,775
State of Maryland Series 2019A 2.00%, 08/01/2032	2,360	2,407,790

		15,775,759

Massachusetts – 3.6%
Commonwealth of Massachusetts Series 2020 5.00%, 07/01/2048	13,170	16,939,912

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2047	$16,595	$18,472,226
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2034-10/01/2043	5,500	6,183,953
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2034-07/01/2047	5,080	4,626,896
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 07/01/2042	5,000	5,115,200
Series 2014 5.125%, 07/01/2044	1,000	1,036,180
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(a)	1,000	1,074,640
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019A 5.00%, 07/01/2036-07/01/2044	10,430	12,082,677
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(g)	12,175	9,740,122
Series 2017A 7.75%, 12/01/2044(g)	5,200	4,160,000
Massachusetts Port Authority Series 2019A 5.00%, 07/01/2036-07/01/2038(f)	16,600	20,630,234
Massachusetts School Building Authority Series 2012B 5.00%, 08/15/2030(h)	10,000	10,933,000

		110,995,040

Michigan – 1.8%
City of Detroit MI 5.00%, 04/01/2037	1,700	1,777,401
City of Detroit MI Water Supply System Revenue Series 2011C 5.00%, 07/01/2041	1,425	1,481,972
Detroit City School District Series 2012A 5.00%, 05/01/2030-05/01/2031	4,015	4,295,172
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2047-11/01/2052	2,245	2,250,684
Michigan Finance Authority 5.00%, 07/01/2044-12/01/2045	50	61,837

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014C-6 5.00%, 07/01/2033	$2,750	$3,129,033
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D-4 5.00%, 07/01/2030	1,000	1,134,620
Series 2014D4 5.00%, 07/01/2029	1,400	1,613,388
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2039-07/01/2044	14,780	15,683,025
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group) Series 2016 5.00%, 07/01/2051(a)	580	506,212
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2007A 6.00%, 06/01/2048	23,470	23,585,942
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group) Series 2016A 5.00%, 07/01/2046(a)	1,895	1,681,604

		57,200,890

Minnesota – 0.4%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018A 5.00%, 11/15/2049(f)	10,250	12,322,345

Mississippi – 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036-09/01/2046	8,685	9,964,750
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) 4.00%, 01/01/2037	465	536,577
5.00%, 01/01/2035	750	947,325

		11,448,652

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	1,900	2,057,985
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2011 6.00%, 02/01/2041	1,750	1,774,990

	Principal Amount (000)	U.S. $ Value
Health & Educational Facilities Authority of the State of Missouri (St. Luke’s Health System Obligated Group/MO) Series 2018A 5.00%, 11/15/2043	$1,250	$1,508,850
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019A 5.25%, 12/01/2048(a)	5,000	5,071,300
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	1,970	1,848,372
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046-11/15/2051(g)	4,935	1,729,718
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2036-08/15/2051	10,000	10,184,445

		24,175,660

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.25%, 09/01/2037	1,500	1,621,395
Series 2017A 5.00%, 09/01/2042	5,040	6,995,318
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 05/15/2044	4,015	4,358,604

		12,975,317

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	12,500	1,693,875
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	2,550	2,492,064
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,325,530
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,635	1,662,828

		9,174,297

	Principal Amount (000)	U.S. $ Value

New Hampshire – 1.1%
New Hampshire Business Finance Authority National Finance Authority Series 20201 4.125%, 01/20/2034	$7,780	$8,397,238
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020A 3.625%, 07/01/2043(a) (e)	1,240	1,244,600
Series 2020B 3.75%, 07/01/2045(a) (e)	2,475	2,483,588
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020A 5.00%, 08/01/2059	8,920	13,107,316
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2012 5.00%, 01/01/2042	4,585	4,766,566
Series 2016 5.00%, 01/01/2046	4,285	4,879,201

		34,878,509

New Jersey – 7.1%
City of Ocean City NJ 2.25%, 09/15/2032	3,805	3,983,797
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.00%, 06/15/2040	2,845	3,077,180
Series 2014P 5.00%, 06/15/2029	5,900	6,526,049
Series 2015W 5.25%, 06/15/2040	4,725	5,234,733
Series 2017B 5.00%, 11/01/2026	10,000	11,804,100
Series 2017D 5.00%, 06/15/2042	5,000	5,660,100
Series 2018A 5.00%, 06/15/2047	5,000	5,676,600
Series 2019M 5.00%, 06/15/2034	1,200	1,430,400
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	10,769,736
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,750	11,674,700
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 06/15/2043	7,515	7,918,856

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	$4,140	$4,234,765
Series 2000B 5.625%, 11/15/2030	4,525	4,693,239
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 4.00%, 07/01/2050	1,195	1,294,065
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	22,140	25,827,923
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2038-06/15/2046	5,095	5,916,654
Series 2013A 5.00%, 06/15/2036	5,000	5,342,850
Series 2015A 5.00%, 06/15/2045	1,000	1,093,540
Series 2018A 5.00%, 12/15/2033-12/15/2035	21,245	24,911,902
Series 2019B 4.00%, 06/15/2036-06/15/2037	2,985	3,203,077
South Jersey Transportation Authority Series 2014A 5.00%, 11/01/2039	7,765	8,488,232
Tobacco Settlement Financing Corp. Series 2018B 5.00%, 06/01/2046	52,440	59,368,897

		218,131,395

New Mexico – 0.4%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	8,155	8,626,848
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019L 5.00%, 07/01/2039-07/01/2049	4,380	4,526,865

		13,153,713

New York – 6.2%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	9,815	10,599,415
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	6,950	7,227,305
5.50%, 11/01/2044	2,875	3,024,098
City of New York NY Series 2012A 5.00%, 10/01/2028(f)	9,500	10,391,005

	Principal Amount (000)	U.S. $ Value
Series 2020A 5.00%, 08/01/2030-08/01/2031(e)	$21,500	$28,373,630
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 01/01/2022(b)	5,000	4,876,550
Metropolitan Transportation Authority Series 2015A 5.00%, 11/15/2045	4,830	5,109,174
Series 2016A 5.00%, 11/15/2032	1,295	1,405,723
Series 2016B 5.00%, 11/15/2037	13,265	14,447,575
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2050	1,845	1,894,188
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 5.875%, 01/01/2023	598	528,308
6.50%, 01/01/2032	1,399	1,180,517
6.70%, 01/01/2049	5,990	4,441,921
Series 2014B 5.50%, 07/01/2020	51	46,272
Series 2014C 2.00%, 01/01/2049(c) (d)	1,933	193,301
New York City Housing Development Corp. 2.55%, 08/01/2040	1,355	1,381,666
New York City NY Transitional 5.00%, 02/01/2032(f)	8,640	9,519,898
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2028(h)	10,000	10,972,400
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	51,990	6,163,414
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	1,900	1,988,255
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2017A 5.00%, 10/01/2047	5,000	8,123,900
New York State Dormitory Authority (Trustees of Columbia University IN the City of New York (The)) Series 2020A 5.00%, 10/01/2050	5,000	8,313,250
New York Transportation Development Corp. (American Airlines, Inc.) 5.375%, 08/01/2036	2,320	2,401,130

	Principal Amount (000)	U.S. $ Value
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	$17,110	$18,442,013
5.25%, 01/01/2050	8,000	8,642,240
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	6,065	6,073,370
Port Authority of New York & New Jersey (Delta Air Lines, Inc.) Series 2010 6.00%, 12/01/2042	2,285	2,312,763
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,004,321
5.25%, 09/15/2042-09/15/2053	11,510	10,511,938

		192,589,540

North Carolina – 0.2%
County of New Hanover NC (New Hanover Regional Medical Center) Series 2017 5.00%, 10/01/2047	1,000	1,179,020
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,709,939
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041-09/01/2046	2,250	2,265,840

		5,154,799

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) 6.375%, 12/15/2043	3,650	3,074,395
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2043	5,000	5,503,950

		8,578,345

Ohio – 7.1%
Buckeye Tobacco Settlement Financing Authority Series 2020B Zero Coupon, 06/01/2057	36,605	5,309,555
5.00%, 06/01/2055	101,710	111,707,076
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) 4.00%, 08/01/2041(e)	7,000	7,656,250
4.00%, 08/01/2047	3,000	3,407,400
5.00%, 08/01/2030-08/01/2034(e)	4,410	5,509,872

	Principal Amount (000)	U.S. $ Value
County of Cuyahoga/OH (MetroHealth System (The)) 5.00%, 02/15/2052	$2,500	$2,775,075
Series 2017 5.00%, 02/15/2042	26,100	29,350,233
5.25%, 02/15/2047	7,575	8,700,266
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	2,900	2,985,811
Series 2013 5.625%, 07/01/2047	11,835	12,017,614
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,000	1,018,640
County of Marion OH (United Church Homes, Inc. Obligated Group) 5.00%, 12/01/2039	565	582,685
5.125%, 12/01/2049	690	703,434
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	2,135	1,228,116
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 2015-1 7.125%, 01/15/2050	1,560	1,279,715
Series 20151 7.00%, 01/15/2040	5,265	4,311,772
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	12,525	12,618,937
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	2,730	2,750,475
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	1,540	1,633,925
4.50%, 01/15/2048(a)	2,625	2,780,111
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	1,610	1,622,075
Toledo-Lucas County Port Authority (StoryPoint Obligated Group) Series 2016 6.375%, 01/15/2051(a)	1,000	942,660

		220,891,697

Oklahoma – 0.9%
Comanche County Memorial Hospital 5.00%, 07/01/2022	500	531,380

	Principal Amount (000)	U.S. $ Value
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) 3.25%, 09/01/2038-09/01/2039	$3,545	$3,561,598
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2044-08/01/2049	9,045	9,996,863
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	11,290	13,212,461

		27,302,302

Oregon – 0.7%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020A 5.25%, 11/15/2050	1,000	1,058,240
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.40%, 10/01/2044	2,750	2,864,098
5.50%, 10/01/2049	5,650	5,888,204
State of Oregon Department of Transportation Series 2013A 5.00%, 11/15/2029(h)	5,000	5,758,850
5.00%, 11/15/2030	5,000	5,758,850

		21,328,242

Pennsylvania – 3.9%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	3,070	3,200,414
Series 2018 5.00%, 05/01/2042(a)	2,325	2,436,367
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 4.00%, 07/01/2037-07/01/2038	2,290	2,636,204
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046-06/01/2051	11,665	12,686,466
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) 5.00%, 01/01/2045	1,185	1,138,193
Series 2012 5.25%, 01/01/2032-01/01/2041	3,720	3,729,247
Cumberland County Municipal Authority (Penn State Health Obligated Group) 3.00%, 11/01/2038	4,475	4,696,378
4.00%, 11/01/2036	865	1,004,369
Geisinger Authority (Geisinger Health System Obligated Group) 4.00%, 04/01/2050	6,270	7,154,948
5.00%, 04/01/2043(f)	2,000	2,612,980

	Principal Amount (000)	U.S. $ Value
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(f)	$8,000	$9,881,520
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,151,610
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040-03/01/2045	1,500	1,542,530
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	18,728,019
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012A 5.25%, 03/01/2042	2,135	2,155,944
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	1,640	1,603,608
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2041	3,620	3,895,337
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-12/31/2038	11,930	13,518,855
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2036	2,010	2,381,850
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 06/01/2040	1,300	1,259,453
6.50%, 06/01/2045	2,390	2,307,163
6.625%, 06/01/2050	3,870	3,764,272
Philadelphia Authority for Industrial Development (MaST Community Charter School III) 6.50%, 06/15/2054	3,295	3,420,342
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 01/01/2051-01/01/2057(a)	12,395	9,509,177
Series 2016B 6.08%, 01/01/2026(a)	840	818,059
Series 2016C Zero Coupon, 01/01/2036(a)	3,010	1,004,226
Series 2016D Zero Coupon, 01/01/2057(g)	59,415	3,092,551

		121,330,082

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 7.8%
Children’s Trust Fund Series 2005A Zero Coupon, 05/15/2050	$3,830	$573,160
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	1,440	1,024,200
Series 2011A 5.75%, 07/01/2024(c) (d)	3,440	2,257,500
Series 2012A 5.50%, 07/01/2039(c) (d)	5,760	3,801,600
Series 2014A 8.00%, 07/01/2035(c) (d)	8,055	4,903,481
AGC Series 2001A 5.50%, 07/01/2029	745	819,217
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	5,976	4,085,898
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.00%, 07/01/2038-07/01/2044	4,725	4,789,968
6.125%, 07/01/2024	3,285	3,498,394
Series 2012A 4.25%, 07/01/2025	3,795	3,827,030
5.00%, 07/01/2022-07/01/2033	5,650	5,823,943
5.125%, 07/01/2037	810	831,263
5.25%, 07/01/2029-07/01/2042	8,375	8,639,093
5.50%, 07/01/2028	2,885	3,011,219
5.75%, 07/01/2037	2,095	2,176,181
6.00%, 07/01/2047	2,035	2,118,944
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032	7,425	5,104,687
5.00%, 07/01/2037(c) (d)	10,045	6,905,937
Series 2010A 5.25%, 07/01/2029(c) (d)	2,370	1,632,338
5.25%, 07/01/2030	390	268,613
Series 2010C 5.00%, 07/01/2021(c) (d)	1,530	1,051,875
5.25%, 07/01/2027	2,000	1,377,500
Series 2010D 5.00%, 07/01/2020(c) (i)	1,660	1,141,250
5.00%, 07/01/2021(c) (d)	920	632,500
5.00%, 07/01/2022	610	419,375
Series 2010X 5.25%, 07/01/2027	3,725	2,565,594
5.25%, 07/01/2040(c) (d)	4,295	2,958,181
5.75%, 07/01/2036(c) (d)	1,000	695,000
Series 2010Z 5.25%, 07/01/2019-07/01/2024	4,850	3,334,007
5.25%, 07/01/2025(c) (d)	440	303,050

	Principal Amount (000)	U.S. $ Value
Series 2012A 5.00%, 07/01/2029	$3,345	$2,299,688
5.00%, 07/01/2042(c) (d)	200	137,500
AGM Series 2007V 5.25%, 07/01/2031	14,090	15,363,313
NATL Series 2007V 5.25%, 07/01/2029-07/01/2035	405	415,025
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	4,260	4,582,652
AGC Series 2007C 5.50%, 07/01/2031	655	728,340
AGC Series 2007N 5.25%, 07/01/2036	3,560	3,854,804
NATL Series 2005L 5.25%, 07/01/2035	190	193,789
NATL Series 2007N 5.25%, 07/01/2032	835	856,994
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	16,195	16,721,337
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	1,665	1,634,431
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	55,720	17,027,999
Series 2019A 4.329%, 07/01/2040	21,770	22,804,293
4.55%, 07/01/2040	2,637	2,801,760
5.00%, 07/01/2058	67,981	72,413,361

		242,406,284

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031-05/15/2034	6,285	7,051,607

South Carolina – 1.1%
South Carolina Public Service Authority Series 2013A 5.125%, 12/01/2043	1,480	1,633,136
Series 2013B 5.125%, 12/01/2043	1,120	1,235,886
Series 2014A 5.00%, 12/01/2049	14,225	15,777,943
Series 2014C 5.00%, 12/01/2046	5,445	6,125,353
Series 2015A 5.00%, 12/01/2050	8,775	9,972,875

		34,745,193

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/2042(a)	$19,305	$17,959,055
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037	805	908,885
5.00%, 08/01/2044-08/01/2049	590	708,705
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	2,455	2,570,851
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	4,465	2,568,402
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013A 5.375%, 09/01/2041	1,020	945,601
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2012 5.00%, 12/01/2032	2,200	2,209,108
5.25%, 12/01/2042	5,700	5,747,538
5.375%, 12/01/2047	1,700	1,716,847
Series 2014 5.25%, 12/01/2044-12/01/2049	4,325	4,373,380

		39,708,372

Texas – 7.3%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016A 5.00%, 12/01/2046	2,175	2,370,337
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,581,600
5.25%, 12/01/2035	1,200	1,322,088
Central Texas Regional Mobility Authority Series 2015A 5.00%, 01/01/2035-01/01/2045	26,515	30,203,334
Series 2016 5.00%, 01/01/2040	5,995	6,913,314
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,857,204

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	$12,845	$13,298,557
Series 2015B 5.00%, 07/15/2030-07/15/2035	4,655	4,799,672
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,589,474
Series 2013 6.00%, 08/15/2043	1,000	1,108,390
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(a)	2,000	2,087,360
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 09/01/2044	6,300	6,776,028
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,481,671
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2033-10/15/2044	16,315	18,968,943
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	2,038,464
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	15,000	15,857,700
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	5,195	4,874,001
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037-01/01/2042	9,770	10,501,956
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2055	1,680	1,703,890
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) 5.00%, 01/01/2055	2,200	2,092,640
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	1,060,470
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	16,774,834

	Principal Amount (000)	U.S. $ Value

Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	$1,460	$1,460,511
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	2,000	2,160,900
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/2044	2,000	2,141,060
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 01/01/2041	4,360	4,392,308
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038(b) (c) (d)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(c) (d)	4,000	2,600,000
Series 2014 5.625%, 11/15/2041(c) (d)	3,250	2,112,500
Series 2015I 5.50%, 11/15/2045(c) (d)	1,880	1,222,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.25%, 11/15/2047	845	702,541
Series 2015A 5.00%, 11/15/2045	2,585	2,090,851
Series 2015B 5.00%, 11/15/2036	1,125	976,691
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	16,668	16,252,504
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044-10/01/2049	3,960	4,114,203
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	23,230	27,201,865
Uptown Development Authority Series 2017A 5.00%, 09/01/2040	1,985	2,238,207

		227,358,068

	Principal Amount (000)	U.S. $ Value

Utah – 0.9%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020I 3.00%, 05/15/2050	$3,550	$3,684,154
4.00%, 05/15/2043	2,750	3,203,502
5.00%, 05/15/2043-05/15/2050	13,000	16,482,980
Timber Lakes Water Special Service District 8.125%, 06/15/2031	175	182,487
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology) Series 2012 6.30%, 07/15/2032	850	943,475
6.55%, 07/15/2042	1,890	2,105,120

		26,601,718

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	3,100	3,132,147

Virginia – 2.4%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,750	1,988,403
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	470	471,974
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/2042-12/01/2047	6,520	6,803,121
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017A 5.00%, 01/01/2042-01/01/2048	1,940	1,991,800
Mosaic District Community Development Authority Series 2011A 6.875%, 03/01/2036	2,915	2,959,599
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,300	1,333,332
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	30,935	31,087,819
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2035-07/01/2045(a)	4,310	4,333,867
Series 2015B 5.00%, 07/01/2045(a)	4,000	4,005,000

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	$6,240	$6,574,714
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) 5.00%, 12/31/2049	11,275	12,701,851

		74,251,480

Washington – 3.3%
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/2038	5,700	5,896,536
Port of Seattle WA 5.00%, 04/01/2044(f)	10,000	11,887,600
State of Washington 5.00%, 06/01/2035-06/01/2041(e)	7,880	10,220,671
Washington Health Care Facilities Authority 5.00%, 09/01/2055(f)	10,000	12,419,100
Series 2019A 5.00%, 08/01/2049(f)	1,500	1,788,825
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2039-08/01/2044(f)	5,485	6,616,678
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017B 5.00%, 07/01/2033	2,835	3,446,538
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2036-08/15/2037	9,800	10,923,668
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/2046	3,250	3,351,823
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	18,350	18,797,740
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2036-01/01/2046(a)	6,625	6,709,499
Series 2019A 5.00%, 01/01/2044-01/01/2049(a)	715	722,036
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	5,376,388

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	$4,185	$4,475,481

		102,632,583

West Virginia – 0.4%
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) 5.00%, 09/01/2038-09/01/2039	3,870	4,558,944
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2013A 5.50%, 06/01/2044	7,050	7,689,788
		12,248,732

Wisconsin – 1.7%
UMA Education, Inc. 5.00%, 10/01/2034-10/01/2039(a)	14,340	15,166,382
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM 4.00%, 02/15/2034-02/15/2035	2,100	2,452,869
5.00%, 02/15/2028-02/15/2033	3,250	4,154,277
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2046-11/01/2054	2,080	2,152,759
Wisconsin Public Finance Authority (21st Century Public Academy) 5.00%, 06/01/2040(a)	750	755,700
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	9,336,454
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	5,090	5,556,855
Series 2016D 4.05%, 11/01/2030	1,780	1,919,926
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	1,053,150
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014A 5.75%, 11/15/2044(a)	1,100	1,173,282
6.00%, 11/15/2049(a)	1,500	1,613,100
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030-04/01/2050(a)	1,100	1,171,500
Series 2015 5.875%, 04/01/2045	1,740	1,872,988

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) 7.75%, 06/01/2025(a)	$1,000	$987,390
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 09/01/2038(a) 1,725		1,772,093

		51,138,725

Total Long-Term Municipal Bonds (cost $3,126,430,697)		3,195,945,793

Short-Term Municipal Notes – 0.3%
Texas – 0.3%
State of Texas 4.00%, 08/26/2021(e) (cost $8,554,167)	8,250	8,557,807

Total Municipal Obligations (cost $3,134,984,864)		3,204,503,600

CORPORATES—NON-INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Insurance – 0.2%
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/2022(a) (j) (cost $6,549,684)	6,532	6,638,647

	Shares

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(k) (l) (m) (cost $90,582,116)	90,582,116	90,582,116

	Principal Amount (000)

U.S. Treasury Bills – 0.5%
U.S. Treasury Bill

Zero Coupon, 12/17/2020(h) (cost $15,492,398)	$15,500	15,495,163

Total Short-Term Investments (cost $106,074,514)		106,077,279

Total Investments – 107.3% (cost $3,247,609,062)(n)		3,317,219,526

Other assets less liabilities – (7.3)%		(225,460,329)

Net Assets – 100.0%		$3,091,759,197

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	$4,807,929	$—	$4,807,929
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	8,249,377	—	8,249,377
USD	30,300	01/15/2030	1.587%	CPI#	Maturity	928,197	—	928,197
USD	30,300	01/15/2030	1.572%	CPI#	Maturity	978,344	—	978,344
USD	19,200	01/15/2030	1.731%	CPI#	Maturity	280,957	—	280,957
USD	19,200	01/15/2030	1.714%	CPI#	Maturity	317,429	—	317,429

						$15,562,233	$—	$15,562,233

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,275	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$779,268	$—	$779,268
USD	36,565	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	1,845,444	—	1,845,444
USD	50,130	10/03/2033	0.695%	3 Month LIBOR	Semi-Annual/ Quarterly	1,040,736	—	1,040,736
USD	30,000	10/03/2033	0.783%	3 Month LIBOR	Semi-Annual/ Quarterly	294,544	—	294,544
USD	147,290	10/09/2038	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	60,010,653	—	60,010,653
USD	29,290	09/21/2043	2.696%	3 Month LIBOR	Semi-Annual/ Quarterly	(10,557,456)	—	(10,557,456)

						$53,413,189	$—	$53,413,189

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	23.08%	USD	375	$(118,874)	$(36,837)	$(82,037)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	510	(161,628)	(63,350)	(98,278)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	729	(231,032)	(90,201)	(140,831)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	23.08%	USD	2,483	$(787,111)	$(314,677)	$(472,434)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	165	(52,305)	(20,279)	(32,026)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	206	(65,302)	(20,423)	(44,879)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	2,558	(810,673)	(253,908)	(556,765)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	3,850	(1,220,450)	(372,337)	(848,113)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	5,054	(1,602,117)	(617,046)	(985,071)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	10,000	(3,170,000)	(954,489)	(2,215,511)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	958	(303,686)	(120,902)	(182,784)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	2,500	(792,499)	(228,757)	(563,742)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	3,100	(982,442)	(370,120)	(612,322)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	3,336	(1,057,512)	(313,151)	(744,361)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	8,351	(2,646,571)	(1,190,688)	(1,455,883)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.08	USD	15,000	(4,755,000)	(1,380,169)	(3,374,831)

						$(18,757,202)	$(6,347,334)	$(12,409,868)

* Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	110,634	09/20/2020	2.263%	CPI#	Maturity	$(2,136,228)	$—	$(2,136,228)
Barclays Bank PLC	USD	115,781	10/15/2020	2.208%	CPI#	Maturity	(1,901,558)	—	(1,901,558)
Barclays Bank PLC	USD	56,656	10/15/2020	2.210%	CPI#	Maturity	(933,399)	—	(933,399)
Citibank, NA	USD	84,220	10/17/2020	2.220%	CPI#	Maturity	(1,400,125)	—	(1,400,125)

							$(6,371,310)	$—	$(6,371,310)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,490	10/09/2029	1.120%	SIFMA*	Quarterly	$(1,196,216)	$—	$(1,196,216)
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	(1,207,037)	—	(1,207,037)

							$(2,403,253)	$—	$(2,403,253)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the aggregate market value of these securities amounted to $343,284,993 or 11.1% of net assets.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 01/01/2022	07/09/2015	5,000,000	4,876,550	0.16%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/2041	09/04/2014	5,862,571	5,879,354	0.19%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039	11/22/2013	5,203,615	73	0.00%

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 8.375%, 07/01/2039	07/31/2014	$11,810,208	$170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038	05/08/2013	5,720,000	1,430,000	0.05%

(c)	Non-income producing security.
(d)	Defaulted.
(e)	When-Issued or delayed delivery security.
(f)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.61% of net assets as of August 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2051	12/18/2015	$3,603,634	$1,729,718	0.06%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	11,075,433	9,740,122	0.32%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	5,200,000	4,160,000	0.13%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016D Zero Coupon, 01/01/2057	08/24/2016	5,817,020	3,092,551	0.10%

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Defaulted matured security.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2020.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $224,982,817 and gross unrealized depreciation of investments was $(107,581,362), resulting in net unrealized appreciation of $117,401,455.

As of August 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.6% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$3,195,945,793	$—	$3,195,945,793
Short-Term Municipal Notes	—	8,557,807	—	8,557,807
Corporates—Non-Investment Grade	—	6,638,647	—	6,638,647
Short-Term Investments:
Investment Companies	90,582,116	—	—	90,582,116
U.S. Treasury Bills	—	15,495,163	—	15,495,163
Liabilities:
Floating Rate Notes(a)	(168,990,000)	—	—	(168,990,000)

Total Investments in Securities	(78,407,884)	3,226,637,410	—	3,148,229,526

Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	15,562,233	—	15,562,233
Centrally Cleared Interest Rate Swaps	—	63,970,645	—	63,970,645
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(10,557,456)	—	(10,557,456)
Credit Default Swaps	—	(18,757,202)	—	(18,757,202)
Inflation (CPI) Swaps	—	(6,371,310)	—	(6,371,310)
Interest Rate Swaps	—	(2,403,253)	—	(2,403,253)

Total	$(78,407,884)	$3,268,081,067	$—	$3,189,673,183

(a)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2020 is as follows:

Portfolio	Market Value 05/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$73,927	$256,744	$240,089	$90,582	$28